Cover Page	Jan. 27, 2021	Dec. 12, 2020	Oct. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 27, 2021
Entity Registrant Name	Quantum Corporation
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		94-2665054
Entity Address, Address Line One		224 Airport Parkway
Entity Address, Address Line Two		Suite 550
Entity Address, City or Town		San Jose
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95110
City Area Code		(408)
Local Phone Number			944-4000
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		QMCO
Security Exchange Name		NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000709283
Amendment Flag	false
Entity File Number		001-13449